RECOVERIES, COSTS AND EXPENSES - General and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
RECOVERIES, COSTS AND EXPENSES
Salaries, incentives and benefits	$ 16,030	$ 12,113
Audit, legal and consulting	3,972	3,382
Trustee/director fees and related expenses	1,067	1,438
Unit-based compensation including distributions and revaluations	3,214	4,017
Other public entity costs	1,651	1,687
Office rents	900	901
Other	2,570	2,528
General and administrative expenses	$ 29,404	$ 26,066	[1]

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).